NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative)		3 Months Ended		12 Months Ended
	Aug. 07, 2024	Sep. 30, 2025 USD ($) Segment $ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Segment $ / shares	Jun. 30, 2024 USD ($) Segment $ / shares	Aug. 31, 2023 USD ($)
Accounting Policies [Abstract]
Foreign currency transaction gain loss		$ 191,000	$ 677,000	$ 316,000	$ 90,000
Cash and cash equivalents		0		0	0
Refundable advance deposit						$ 120,958
Allowance for recoverability of refundable advance deposit					120,958
Prepaid expenses		8,143,532		8,334,046
Prepaid expenses noncurrent		9,136,572		10,925,835
Deferred offering cost		15,000		291,773	27,117
GST tax receivable		$ 8,383		$ 5,302	$ 2,950
Common stock, par value | $ / shares		$ 0.001		$ 0.001	$ 0.001
Research and development costs		$ 60,201	$ 61,714	$ 223,721	$ 248,102
Beneficial ownership conversion description		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
Number of operating segments | Segment		1		1	1
Reverse stock split	one post-split share per sixty thousand pre-split shares (1:60,000)
Research and development tax credit				$ 0	$ 129,132